Financial Instruments and Risk Management - Summary of Net Liabilities in Relation to its Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Total liabilities	R$ 43,916	R$ 27,910
Cash and cash equivalents	(891)	(1,030)
Total equity	15,939	14,330	R$ 12,934	R$ 12,988
Capital management [member]
Disclosure of financial liabilities [line items]
Total liabilities	43,916	27,910
Cash and cash equivalents	(891)	(1,030)
Restricted cash	(91)	(106)
Net liabilities	42,934	26,774
Total equity	R$ 15,939	R$ 14,330
Net liabilities / equity	2.70%	1.87%